EMPLOYEE BENEFIT PLANS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Employee Benefit Plans (Details) [Abstract]
Dedicated Assets Supporting Supplemental Benefit Plans			$ 464,000,000	$ 512,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(1,152,000,000)	(1,064,000,000)	[1]
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			8,000,000
Defined Benefit Plan Future Amortization Of Prior Service Cost (Credit)			1,000,000
San Diego Gas and Electric Company [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(212,000,000)	(216,000,000)	[2]
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			1,000,000
Defined Benefit Plan Future Amortization Of Prior Service Cost (Credit)			0
Southern California Gas Company [Member]
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)			0
Defined Benefit Plan Future Amortization Of Prior Service Cost (Credit)			0
Pension Benefits
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			5,000,000	4,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		$ 3,649,000,000	3,839,000,000	3,459,000,000
Defined Benefit Plan, Service Cost			114,000,000	101,000,000		$ 109,000,000
Defined Benefit Plan, Interest Cost			154,000,000	161,000,000		148,000,000
Defined Benefit Plan, Contributions By Plan Participants			0	0
Defined Benefit Plan, Actuarial Loss (Gain)			(180,000,000)	441,000,000
Defined Benefit Plan, Plan Amendments			5,000,000	4,000,000
Defined Benefit Plan, Special Termination Benefits			0	0
Defined Benefit Plan, Settlements, Benefit Obligation			(10,000,000)	(110,000,000)
Defined Benefit Plan, Benefits Paid			(273,000,000)	(217,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance			3,649,000,000	3,839,000,000		3,459,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		2,484,000,000	2,807,000,000	2,789,000,000
Defined Benefit Plan, Actual Return on Plan Assets			(73,000,000)	217,000,000
Defined Benefit Plan, Contributions by Employer			33,000,000	128,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets			0	0
Defined Benefit Plan, Benefits Paid, Plan Assets			(273,000,000)	(217,000,000)
Defined Benefit Plan, Settlements, Plan Assets			(10,000,000)	(110,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance			2,484,000,000	2,807,000,000		2,789,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan			(1,165,000,000)	(1,032,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet			(1,165,000,000)	(1,032,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent			0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities			(43,000,000)	(33,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(1,122,000,000)	(999,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax			(84,000,000)	(82,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax			(5,000,000)	(2,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax			(89,000,000)	(84,000,000)
Defined Benefit Plan, Accumulated Benefit Obligation			3,397,000,000	3,555,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation			3,410,000,000	3,592,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation			3,183,000,000	3,343,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			2,484,000,000	2,807,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost			114,000,000	101,000,000		109,000,000
Defined Benefit Plan, Interest Cost			154,000,000	161,000,000		148,000,000
Defined Benefit Plan, Expected Return on Plan Assets			(173,000,000)	(171,000,000)		(162,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			11,000,000	11,000,000		4,000,000
Defined Benefit Plan, Amortization of (Gains) Losses			38,000,000	18,000,000		54,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements			4,000,000	31,000,000		2,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits			0	0		0
Defined Benefit Plan, Regulatory Adjustment			(110,000,000)	(31,000,000)		(20,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Total			38,000,000	120,000,000		135,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax			17,000,000	38,000,000		(30,000,000)
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax			4,000,000	4,000,000		1,000,000
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax			(14,000,000)	(23,000,000)		(9,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total			7,000,000	19,000,000		(38,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total			$ 45,000,000	$ 139,000,000		$ 97,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.46%	4.09%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			4.09%	4.85%		4.04%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			7.00%	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		126,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months			$ 325,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two			310,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three			311,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four			298,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five			291,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter			$ 1,295,000,000
Pension Benefits | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			10.00%	10.00%		9.50%
Pension Benefits | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			2.00%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			2.00%	3.50%		3.50%
Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		965,000,000	$ 1,011,000,000	$ 939,000,000
Defined Benefit Plan, Service Cost			29,000,000	30,000,000		$ 32,000,000
Defined Benefit Plan, Interest Cost			39,000,000	43,000,000		41,000,000
Defined Benefit Plan, Contributions By Plan Participants			0	0
Defined Benefit Plan, Actuarial Loss (Gain)			(52,000,000)	101,000,000
Defined Benefit Plan, Transfers, Benefit Obligation			(6,000,000)	10,000,000
Defined Benefit Plan, Special Termination Benefits			0	0
Defined Benefit Plan, Settlements, Benefit Obligation			0	(87,000,000)
Defined Benefit Plan, Benefits Paid			(56,000,000)	(25,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance			965,000,000	1,011,000,000		939,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		752,000,000	828,000,000	819,000,000
Defined Benefit Plan, Actual Return on Plan Assets			(24,000,000)	63,000,000
Defined Benefit Plan, Contributions by Employer			2,000,000	56,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets			0	0
Defined Benefit Plan, Benefits Paid, Plan Assets			(56,000,000)	(25,000,000)
Defined Benefit Plan, Transfers, Plan Assets			2,000,000	2,000,000
Defined Benefit Plan, Settlements, Plan Assets			0	(87,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance			752,000,000	828,000,000		819,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan			(213,000,000)	(183,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet			(213,000,000)	(183,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities			(5,000,000)	(3,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(208,000,000)	(180,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax			(8,000,000)	(13,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax			0	1,000,000
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax			(8,000,000)	(12,000,000)
Defined Benefit Plan, Accumulated Benefit Obligation			939,000,000	978,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation			927,000,000	964,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation			906,000,000	937,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			752,000,000	828,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost			29,000,000	30,000,000		32,000,000
Defined Benefit Plan, Interest Cost			39,000,000	43,000,000		41,000,000
Defined Benefit Plan, Expected Return on Plan Assets			(54,000,000)	(55,000,000)		(52,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			8,000,000	2,000,000		2,000,000
Defined Benefit Plan, Amortization of (Gains) Losses			2,000,000	4,000,000		14,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements			0	19,000,000		1,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits			0	0		0
Defined Benefit Plan, Regulatory Adjustment			(20,000,000)	12,000,000		14,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total			4,000,000	55,000,000		52,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax			(6,000,000)	8,000,000		(2,000,000)
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax			(1,000,000)	(3,000,000)		(1,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total			(7,000,000)	5,000,000		(3,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total			$ (3,000,000)	$ 60,000,000		$ 49,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.35%	4.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			4.00%	4.69%		3.94%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			7.00%	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		5,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months			$ 86,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two			84,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three			82,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four			80,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five			77,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter			$ 339,000,000
Pension Benefits | San Diego Gas and Electric Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			10.00%	10.00%		9.50%
Pension Benefits | San Diego Gas and Electric Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			2.00%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			2.00%	3.50%		3.50%
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			$ 3,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		2,255,000,000	2,398,000,000	$ 2,110,000,000
Defined Benefit Plan, Service Cost			74,000,000	60,000,000		$ 67,000,000
Defined Benefit Plan, Interest Cost			98,000,000	100,000,000		90,000,000
Defined Benefit Plan, Contributions By Plan Participants			0	0
Defined Benefit Plan, Actuarial Loss (Gain)			(131,000,000)	300,000,000
Defined Benefit Plan, Plan Amendments			3,000,000	0
Defined Benefit Plan, Transfers, Benefit Obligation			0	1,000,000
Defined Benefit Plan, Settlements, Benefit Obligation			0	(10,000,000)
Defined Benefit Plan, Benefits Paid			(187,000,000)	(163,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance			2,255,000,000	2,398,000,000		2,110,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		1,537,000,000	1,763,000,000	1,758,000,000
Defined Benefit Plan, Actual Return on Plan Assets			(45,000,000)	138,000,000
Defined Benefit Plan, Contributions by Employer			6,000,000	39,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets			0	0
Defined Benefit Plan, Benefits Paid, Plan Assets			(187,000,000)	(163,000,000)
Defined Benefit Plan, Transfers, Plan Assets			0	1,000,000
Defined Benefit Plan, Settlements, Plan Assets			0	(10,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance			1,537,000,000	1,763,000,000		1,758,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan			(718,000,000)	(635,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet			(718,000,000)	(635,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent			0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities			(2,000,000)	(2,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(716,000,000)	(633,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax			(4,000,000)	(5,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax			(1,000,000)	1,000,000
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax			(5,000,000)	(4,000,000)
Defined Benefit Plan, Accumulated Benefit Obligation			2,056,000,000	2,182,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation			2,236,000,000	2,379,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation			2,039,000,000	2,166,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			1,537,000,000	1,763,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost			74,000,000	60,000,000		67,000,000
Defined Benefit Plan, Interest Cost			98,000,000	100,000,000		90,000,000
Defined Benefit Plan, Expected Return on Plan Assets			(106,000,000)	(104,000,000)		(98,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			9,000,000	9,000,000		2,000,000
Defined Benefit Plan, Amortization of (Gains) Losses			21,000,000	6,000,000		31,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements			0	4,000,000		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits			0	0		0
Defined Benefit Plan, Regulatory Adjustment			(90,000,000)	(43,000,000)		(34,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Total			6,000,000	32,000,000		58,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax			0	5,000,000		3,000,000
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax			2,000,000	0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax			0	(5,000,000)		(1,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total			2,000,000	0		2,000,000
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total			$ 8,000,000	$ 32,000,000		$ 60,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.50%	4.15%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			4.15%	4.94%		4.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			7.00%	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		77,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months			$ 187,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two			187,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three			186,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four			180,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five			175,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter			$ 808,000,000
Pension Benefits | Southern California Gas Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			10.00%	10.00%		9.50%
Pension Benefits | Southern California Gas Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			2.00%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			2.00%	3.50%		3.50%
Other Postretirement Benefits
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			$ 9,000,000	$ 1,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		963,000,000	1,115,000,000	973,000,000
Defined Benefit Plan, Service Cost			26,000,000	24,000,000		$ 28,000,000
Defined Benefit Plan, Interest Cost			44,000,000	49,000,000		44,000,000
Defined Benefit Plan, Contributions By Plan Participants			19,000,000	17,000,000
Defined Benefit Plan, Actuarial Loss (Gain)			(172,000,000)	105,000,000
Defined Benefit Plan, Plan Amendments			(9,000,000)	1,000,000
Defined Benefit Plan, Special Termination Benefits			0	5,000,000
Defined Benefit Plan, Settlements, Benefit Obligation			0	(1,000,000)
Defined Benefit Plan, Benefits Paid			(60,000,000)	(58,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance			963,000,000	1,115,000,000		973,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		1,003,000,000	1,054,000,000	1,012,000,000
Defined Benefit Plan, Actual Return on Plan Assets			(21,000,000)	67,000,000
Defined Benefit Plan, Contributions by Employer			11,000,000	16,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets			19,000,000	17,000,000
Defined Benefit Plan, Benefits Paid, Plan Assets			(60,000,000)	(58,000,000)
Defined Benefit Plan, Settlements, Plan Assets			0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance			1,003,000,000	1,054,000,000		1,012,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan			40,000,000	(61,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet			40,000,000	(61,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent			70,000,000	4,000,000
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities			0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(30,000,000)	(65,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax			2,000,000	(1,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax			0	0
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax			2,000,000	(1,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost			26,000,000	24,000,000		28,000,000
Defined Benefit Plan, Interest Cost			44,000,000	49,000,000		44,000,000
Defined Benefit Plan, Expected Return on Plan Assets			(68,000,000)	(63,000,000)		(58,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			(4,000,000)	(5,000,000)		(4,000,000)
Defined Benefit Plan, Amortization of (Gains) Losses			0	0		7,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements			0	(1,000,000)		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits			0	5,000,000		5,000,000
Defined Benefit Plan, Regulatory Adjustment			12,000,000	6,000,000		6,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total			10,000,000	15,000,000		28,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax			(4,000,000)	1,000,000		(8,000,000)
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax			0	0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax			0	0		(1,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total			(4,000,000)	1,000,000		(9,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total			$ 6,000,000	$ 16,000,000		$ 19,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.49%	4.15%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			4.15%	4.95%		4.09%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			6.98%	6.97%		6.96%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components			$ 7,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components			(5,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation			74,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation			(62,000,000)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		5,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months			47,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two			50,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three			53,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four			56,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five			61,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter			$ 296,000,000
Other Postretirement Benefits | Pre-65Retiree [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	[3]		8.10%	7.75%		8.25%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	[3]		5.00%	5.00%		5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate			2022	2020	[3]	2020	[3]
Other Postretirement Benefits | Retiree Aged 65 or Older [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	[3]		5.50%	5.25%		5.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	[3]		4.50%	4.50%		4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate			2022	2020	[3]	2020	[3]
Other Postretirement Benefits | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			10.00%	10.00%		9.50%
Other Postretirement Benefits | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			2.00%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			2.00%	3.50%		3.50%
Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			$ 0	$ 0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		165,000,000	200,000,000	171,000,000
Defined Benefit Plan, Service Cost			7,000,000	7,000,000		$ 8,000,000
Defined Benefit Plan, Interest Cost			8,000,000	9,000,000		8,000,000
Defined Benefit Plan, Contributions By Plan Participants			7,000,000	6,000,000
Defined Benefit Plan, Actuarial Loss (Gain)			(43,000,000)	15,000,000
Defined Benefit Plan, Transfers, Benefit Obligation			0	0
Defined Benefit Plan, Special Termination Benefits			0	5,000,000
Defined Benefit Plan, Settlements, Benefit Obligation			0	0
Defined Benefit Plan, Benefits Paid			(14,000,000)	(13,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance			165,000,000	200,000,000		171,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		161,000,000	164,000,000	146,000,000
Defined Benefit Plan, Actual Return on Plan Assets			(3,000,000)	11,000,000
Defined Benefit Plan, Contributions by Employer			7,000,000	14,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets			7,000,000	6,000,000
Defined Benefit Plan, Benefits Paid, Plan Assets			(14,000,000)	(13,000,000)
Defined Benefit Plan, Transfers, Plan Assets			0	0
Defined Benefit Plan, Settlements, Plan Assets			0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance			161,000,000	164,000,000		146,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan			(4,000,000)	(36,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet			(4,000,000)	(36,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities			0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			(4,000,000)	(36,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost			7,000,000	7,000,000		8,000,000
Defined Benefit Plan, Interest Cost			8,000,000	9,000,000		8,000,000
Defined Benefit Plan, Expected Return on Plan Assets			(11,000,000)	(10,000,000)		(8,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			3,000,000	2,000,000		4,000,000
Defined Benefit Plan, Amortization of (Gains) Losses			0	0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements			0	0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits			0	5,000,000		2,000,000
Defined Benefit Plan, Regulatory Adjustment			0	1,000,000		0
Defined Benefit Plan, Net Periodic Benefit Cost, Total			7,000,000	14,000,000		14,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax			0	0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax			0	0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total			0	0		0
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total			$ 7,000,000	$ 14,000,000		$ 14,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.50%	4.15%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			4.15%	5.00%		4.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			6.91%	6.88%		6.81%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components			$ 1,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components			(1,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation			5,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation			(4,000,000)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		2,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months			8,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two			9,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three			10,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four			10,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five			10,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter			$ 54,000,000
Other Postretirement Benefits | San Diego Gas and Electric Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			10.00%	10.00%
Other Postretirement Benefits | San Diego Gas and Electric Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			2.00%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			2.00%	3.50%
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation			$ 9,000,000	$ 1,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance		752,000,000	866,000,000	753,000,000
Defined Benefit Plan, Service Cost			17,000,000	16,000,000		$ 17,000,000
Defined Benefit Plan, Interest Cost			34,000,000	38,000,000		34,000,000
Defined Benefit Plan, Contributions By Plan Participants			12,000,000	11,000,000
Defined Benefit Plan, Actuarial Loss (Gain)			(125,000,000)	90,000,000
Defined Benefit Plan, Plan Amendments			(9,000,000)	1,000,000
Defined Benefit Plan, Transfers, Benefit Obligation			0	0
Defined Benefit Plan, Settlements, Benefit Obligation			0	0
Defined Benefit Plan, Benefits Paid			(43,000,000)	(43,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance			752,000,000	866,000,000		753,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance		822,000,000	870,000,000	848,000,000
Defined Benefit Plan, Actual Return on Plan Assets			(18,000,000)	54,000,000
Defined Benefit Plan, Contributions by Employer			1,000,000	0
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets			12,000,000	11,000,000
Defined Benefit Plan, Benefits Paid, Plan Assets			(43,000,000)	(43,000,000)
Defined Benefit Plan, Transfers, Plan Assets			0	0
Defined Benefit Plan, Settlements, Plan Assets			0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance			822,000,000	870,000,000		848,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan			70,000,000	4,000,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet			70,000,000	4,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent			70,000,000	4,000,000
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities			0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent			0	0
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost			17,000,000	16,000,000		17,000,000
Defined Benefit Plan, Interest Cost			34,000,000	38,000,000		34,000,000
Defined Benefit Plan, Expected Return on Plan Assets			(56,000,000)	(51,000,000)		(48,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			(7,000,000)	(8,000,000)		(8,000,000)
Defined Benefit Plan, Amortization of (Gains) Losses			0	0		6,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements			0	0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits			0	0		2,000,000
Defined Benefit Plan, Regulatory Adjustment			12,000,000	5,000,000		6,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total			0	0		9,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax			0	0		0
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax			0	0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax			0	0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total			0	0		0
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total			$ 0	$ 0		$ 9,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.50%	4.15%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			4.15%	4.95%		4.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			7.00%	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components			$ 5,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components			(4,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation			67,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation			(55,000,000)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		$ 1,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months			36,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two			38,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three			40,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four			42,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five			44,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter			$ 228,000,000
Other Postretirement Benefits | Southern California Gas Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			10.00%	10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			10.00%	10.00%		9.50%
Other Postretirement Benefits | Southern California Gas Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			2.00%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase			2.00%	3.50%		3.50%
Life Insurance, Health Reimbursement Arrangement Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				$ 5,000,000
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				$ 5,000,000
Mobile Gas Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year			8.10%	7.75%		7.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			5.00%	5.00%		5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate			2022	2020		2019
Chilquinta Energia Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year			3.00%	3.00%		3.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			3.00%	3.00%		3.00%

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.
[3]	Excludes Mobile Gas Plan. For Mobile Gas, the health care cost trend rate assumed for next year for all retirees was 8.10 percent, 7.75 percent and 7.50 percent in 2015, 2014 and 2013, respectively; the ultimate trend was 5.00 percent in 2015, 2014 and 2013; and the year the rate reaches the ultimate trend was 2022, 2020 and 2019 in 2015, 2014 and 2013, respectively. For Chilquinta Energía, the health care cost trend rate assumed for next year and all subsequent years was 3.00 percent in each of 2015, 2014 and 2013.